FINANCE LEASES - Changes in finance lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Finance Lease Obligations [Roll Forward]
Balance at January 1, 2021	$ 151,205
Additions	0
Repayments	(16,192)
Interest expense on obligations under finance lease	4,524
Balance as of June 30, 2021	139,537
Current portion	24,197	$ 23,475
Non-current portion	$ 115,340	$ 127,730